RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about changes in reclamation and remediation liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation liability, Beginning Balance	$ 25,531,111	$ 41,466,250
New reclamation liability	113,548
Reclamation spending	(1,195,703)	(1,084,475)
Accretion expenses	1,027,039	1,013,585	$ 787,859
Reclamation adjustment	(16,486)	(15,864,249)
Reclamation and remediation liability, Ending Balance	25,492,481	25,531,111	41,466,250
DeLamar Project [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation liability, Beginning Balance	25,531,111	41,466,250
New reclamation liability	0
Reclamation spending	(1,195,703)	(1,084,475)
Accretion expenses	1,022,592	1,013,585
Reclamation adjustment	(16,486)	(15,864,249)
Reclamation and remediation liability, Ending Balance	25,374,486	25,531,111	41,466,250
Nevada North Project [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation liability, Beginning Balance	0	0
New reclamation liability	87,266
Reclamation spending	0	0
Accretion expenses	3,418	0
Reclamation adjustment	0	0
Reclamation and remediation liability, Ending Balance	90,684	0	0
Red Canyon Property [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation liability, Beginning Balance	0	0
New reclamation liability	26,282
Reclamation spending	0	0
Accretion expenses	1,029	0
Reclamation adjustment	0	0
Reclamation and remediation liability, Ending Balance	$ 27,311	$ 0	$ 0